Income tax (Carryforward Expiration) (Details) ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	¥ 22,719
Tax Year 2016 [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carried forward
Tax Year 2017 [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	¥ 671
Tax Year 2018 [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	1,699
Tax Year 2019 [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	540
Tax Year 2020 [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	¥ 19,809